Depreciation and Amortisation Expense (Details) - Schedule of Depreciation and Amortisation Expense - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Depreciation and Amortisation Expense [Abstract]
Amortisation expenses	$ 1,200,723	$ 1,196,488
Depreciation on machinery	1,172
Depreciation expense on right-of-use assets	10,001	30,003
Total depreciation and amortisation expense	$ 1,211,896	$ 1,226,491